Leases (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets	The movement in the right-of-use assets is as follows:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	569	553
Additions	290	270
Modifications	11	15
Depreciation	(258)	(248)
Terminations	(77)	(5)
Translation	(30)	(16)
Balance at end of year	505	569

Disclosure of quantitative information about leases for lessee	The movement in the lease liabilities is as follows:

	SA Rand
Figures in million	2025	2024
Balance at beginning of year	506	526
Additions	250	249
Modifications	11	15
Interest expense on lease liabilities	28	32
Lease payments made	(319)	(278)
Terminations	(10)	(6)
Translation	(30)	(32)
Balance at end of year	436	506
Current portion of lease liabilities	206	260
Non-current portion of lease liabilities	230	246

Disclosure Of Maturity Analysis of Capitalised Leases	The maturity of the group's undiscounted lease payments is as follows:

	SA Rand
Figures in million	2025	2024
Less than and including one year	208	270
Between one and five years	168	182
Five years and more	146	131
Total	522	583

Disclosure of qualitative information about leases for lessee Income Statement	The amounts included in the income statement relating to leases:

	SA Rand
Figures in million	2025	2024
Depreciation of right-of-use assets (a)	258	248
Interest expense on lease liabilities (b)	28	32
Short-term leases expensed (c)	310	348
Leases of low value assets expensed (c)	49	17
Variable lease payments expensed (c) & (d)	2 632	2 030
(a)Included in depreciation and amortisation.
(b)Included in finance costs.
(c)Included in production costs and corporate, administration and other expenditure.
(d)These payments relate mostly to mining and drilling contracts as well as contracts for transportation of marginal gold ore.
Variable lease payments comprise 80% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open-pit mines and are determined on a per tonne or square metre basis.

Disclosure of lease payments	The total cash outflows for leases are:

	SA Rand
Figures in million	2025	2024
Principal and interest payments made for lease liabilities	319	278
Short-term lease payments	310	348
Lease payments of low value assets leased	49	17
Variable lease payments	2 632	2 030
Total cash outflows for leases	3 310	2 673
During 2022, Harmony reached financial close on three 15-year term power purchase agreements for the procurement of electricity from 30 MW photovoltaic generation facilities. These agreements constitute variable lease contracts that Harmony is committed to. The variable lease payments from these contracts are determined with reference to the quantity of megawatt hours (MWh) generated by the facilities. The commercial operating date for the three plants was achieved during August 2023.
The variable lease payments incurred as it relates to these power purchase agreements amounted to R78 million (2024: R54 million).